Other Liabilities, Provisions, Contingencies and Commitments - Other (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of financial liabilities [abstract]
Derivative financial instruments (see Note 21)		$ 1,635	$ 3,743
Security deposits		729	1,279
Other non-current financial liabilities	$ 115	$ 2,364	$ 5,022